Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Liquidity [Abstract]
Liquidity

Note 3 — Liquidity

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company’s development activities require it to make significant operating and capital expenditures. Its primary sources of liquidity have been through the issuance of debt and equity. The primary uses of cash have been for the St. Johns Field Acquisition, development of the St. Johns Field, commencing production, helium plant installation, general and administrative expenses, debt service costs, and paydown of debt.

The Company’s sole helium plant in the St. Johns Field has not reached “steady state” production. CYRB has encountered significant difficulties to date at the helium plant because of mechanical issues and design limitations, resulting in inefficient operations and lower helium recovery rates, which has limited its revenues generated and led to recurring losses incurred. The Company has idled the helium plant.

The Company has a history of recurring losses from operations and had a working capital deficit as of June 30, 2024 and December 31, 2023. We have no committed capital to address our material liquidity needs over the next twelve months from the date of these condensed consolidated financial statements being issued and there is no assurance that the Company will raise the capital required. Additionally, the Company has no assurance of future profitability. These matters raise substantial doubt about our ability to continue as a going concern for a period of one year after the date that these condensed consolidated financial statements are issued. The condensed consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these uncertainties.

Note 3 — Liquidity

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company’s development activities require it to make significant operating and capital expenditures. Its primary sources of liquidity have been through the issuance of debt and equity. The primary uses of cash have been for the St. Johns Field Acquisition, development of the St. Johns Field, commencing production, helium plant installation, corporate overhead, debt service costs, and paydown of debt. The Company has a history of recurring losses.

The Company’s material liquidity needs over the next twelve months from the date of these financial statements being issued consist of the following:

•        On November 21, 2023, the Company issued convertible promissory notes to each of two investors, with an aggregate principal amount of $16,000,000, with interest at a rate of 5% per annum due monthly, which adjusted up to 18% per annum in December 2023 when the Company failed to make its first interest payment, and monthly repayments of $1,500,000 starting from January 21, 2024 and remaining outstanding balance due on July 21, 2024. See Note 8 — Debt, for more details. The Company have not made any of the monthly repayments.

•        Outstanding accounts payable balances, corporate overhead, and helium operations until, if ever, the Company is able to generate sufficient cash flows from operations.

•        The Company needs to expand the capacity of its first helium plant in the St. Johns Field. The Company expects with this expansion, that it will generate sufficient cash flows to cover operating costs at the helium plant, fund corporate overhead, and make payments required for the convertible promissory notes issued in 2023. Until the Company completes this expansion, it will not have sufficient revenues to service its debt costs, general corporate overhead, and production costs.

We have no committed capital to address our material liquidity needs over the next twelve months from the date of these consolidated financial statements being issued and there is no assurance that the Company will raise the capital required. Additionally, the Company has no assurance of future profitability. These matters raise substantial doubt about our ability to continue as a going concern for a period of one year after the date that these consolidated financial statements are issued. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these uncertainties.